Earnings Per Share Earnings Per Share - Basic and Dilutive Net Earnings Per Share Reconciliation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Income/(loss) from continuing operations attributable to Caesars, net of income taxes									$ (368)	$ (6,429)	$ 5,857
Income from discontinued operations attributable to Caesars, net of income taxes									0	3,380	155
Net income/(loss) attributable to Caesars	$ 2,004	$ (433)	$ (1,432)	$ (507)	$ (464)	$ (244)	$ (2,054)	$ (287)	$ (368)	$ (3,049)	$ 6,012
Weighted-average common shares outstanding - basic									279	146	145
Dilutive potential common shares: stock options									0	0	2
Weighted average common shares and dilutive potential common shares									279	146	147
Basic earnings/(loss) per share from continuing operations									$ (1.32)	$ (43.96)	$ 40.44
Basic earnings per share from discontinued operations									0.00	23.11	1.07
Basic earnings/(loss) per share	$ 3.01	$ (2.90)	$ (9.62)	$ (3.44)	$ (3.16)	$ (1.66)	$ (14.09)	$ (1.97)	(1.32)	(20.85)	41.51
Diluted earnings/(loss) per share from continuing operations									(1.32)	(43.96)	39.83
Diluted earnings per share from discontinued operations									0.00	23.11	1.06
Diluted earnings/(loss) per share	$ 2.48	$ (2.90)	$ (9.62)	$ (3.44)	$ (3.16)	$ (1.66)	$ (14.09)	$ (1.97)	$ (1.32)	$ (20.85)	$ 40.89